Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Wuhu Xinkaishun [Member]
Related Party Transaction [Line Items]
Amount of related party transaction	$ 505,601	$ 12,834
Advance amount of related party	0	82,271
Anhui Pinqian [Member]
Related Party Transaction [Line Items]
Amount of related party transaction
Outstanding accounts payable
Anhui Liangmao [Member]
Related Party Transaction [Line Items]
Amount of related party transaction
Outstanding accounts payable
Outstanding payable due to related parties		148,613
Working capital	1,854,650	2,773,779
Return of working capital	2,004,352	2,631,076
Anhui Jingwei [Member]
Related Party Transaction [Line Items]
Outstanding accounts payable	0	26,489
Working capital	1,897,620	3,275,800
Return of working capital	1,892,354	4,571,060
Outstanding payable due from related parties		5,228
Wuhu Ruilian [Member]
Related Party Transaction [Line Items]
Amount of related party transaction	29,313	78,367
Advance amount of related party	0	29,100
Xinxu Logistics [Member]
Related Party Transaction [Line Items]
Amount of related party transaction	7,208	25,982
Advance amount of related party	0	7,155
Jinchun Cheng [Member]
Related Party Transaction [Line Items]
Outstanding payable due to related parties	6,217,338	4,995,280
Working capital	2,629,271	2,879,360
Return of working capital	$ 1,471,148	$ 3,496,716